UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-09761


Direxion Insurance Trust
(Exact name of registrant as specified in charter)


1301 Avenue of the Americas (6th Ave.)
35th Floor
New York, NY  10019
(Address of principal executive offices) (Zip code)


U.S. Bancorp Fund Services, LLC
615 E. Michigan Avenue
Milwaukee, WI  53202
(Name and address of agent for service)


Registrant's telephone number, including area code:  646-572-3390


Date of fiscal year end: December 31

Date of reporting period: July 1, 2013  June 30, 2014


Item 1. Proxy Voting Record.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09761
Reporting Period: 07/01/2013 - 06/30/2014
Direxion Insurance Trust









======================= Direxion Dynamic VP HY Bond Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================= Direxion VP Indexed Commodity Strategy Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================== Direxion VP Indexed CVT Strategy Bear Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



==================== Direxion VP Indexed CVT Strategy Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============== Direxion VP Indexed Managed Futures Strategy Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================= Direxion VP Long/Short Global Currency Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================= Direxion VP Monthly S&P 500(R) Bear 2X Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



==================== Direxion Zacks VP MLP High Income Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Direxion Insurance Trust


By (Signature and Title) /s/ Eric W. Falkeis
                             Eric W. Falkeis, Principal Executive Officer

Date                August 26, 2014